DEBT - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Nov. 01, 2018	Dec. 25, 2021	Feb. 28, 2021	Feb. 27, 2021	Dec. 26, 2020	Aug. 10, 2020
Debt
Outstanding letters of credit		$ 54.2			$ 41.0
Fair value of long-term debt including current portion		334.6
Difference between fair value and carrying value of debt		14.3
Revolving Credit Facility
Debt
Term of debt	5 years
Maximum borrowing capacity	$ 375.0		$ 550.0	$ 375.0
Outstanding letters of credit	40.0
Outstanding letters of credit that can be converted to foreign currency	$ 100.0
Remaining borrowing capacity		$ 535.1			$ 363.2
Revolving Credit Facility | Minimum
Debt
Facility fee (in hundredths)	0.125%
Revolving Credit Facility | Maximum
Debt
Facility fee (in hundredths)	0.30%
Series 2018 C Senior Notes | Senior Notes
Debt
Interest rate (in hundredths)		4.20%			4.20%
Series 2018 D Senior Notes | Senior Notes
Debt
Interest rate (in hundredths)		4.27%			4.27%
Series 2020 E Senior Notes | Senior Notes
Debt
Interest rate (in hundredths)		3.04%				3.04%
Debt						$ 50.0
Series 2020 F Senior Notes | Senior Notes
Debt
Interest rate (in hundredths)		3.08%				3.08%
Debt						$ 50.0
Series 2020 G Senior Notes | Senior Notes
Debt
Interest rate (in hundredths)		3.15%				3.15%
Debt						$ 50.0
Series 2012 Senior Notes Tranche A | Senior Notes
Debt
Interest rate (in hundredths)		3.89%			3.89%
Series 2012 Senior Notes Tranche B | Senior Notes
Debt
Interest rate (in hundredths)		3.98%			3.98%
Letter of Credit
Debt
Interest rate (in hundredths)		1.125%
Term of debt		1 year
Letter of Credit | Industrial Development Revenue Bonds
Debt
Outstanding letters of credit		$ 7.1